T. ROWE PRICE Hedged Equity Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  92.6%
COMMUNICATION SERVICES  7.7%
Diversified Telecommunication Services  0.3%
AT&T  196,613 4,326
Verizon Communications  133,363 5,989
10,315
Entertainment  1.0%
Electronic Arts  25,883 3,713
Netflix (1) 35,263 25,011
Spotify Technology (1) 5,406 1,992
Walt Disney  65,089 6,261
36,977
Interactive Media & Services  5.1%
Alphabet, Class A  279,646 46,379
Alphabet, Class C  400,141 66,900
Meta Platforms, Class A  146,075 83,619
196,898
Media  0.4%
Comcast, Class A  312,630 13,059
Omnicom Group  27,056 2,797
15,856
Wireless Telecommunication Services  0.9%
T-Mobile U.S.  168,242 34,718
34,718
Total Communication Services 294,764
CONSUMER DISCRETIONARY  9.1%
Automobile Components  0.0%
Autoliv  18,700 1,746
1,746
Automobiles  1.4%
Ford Motor  42,109 444
General Motors  29,752 1,334
Tesla (1) 190,646 49,879
51,657
Broadline Retail  3.0%
Amazon.com (1) 614,179 114,440
114,440

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  2.0%
Airbnb, Class A (1) 27,051 3,430
Booking Holdings  2,461 10,366
Chipotle Mexican Grill (1) 148,467 8,555
Domino's Pizza  5,915 2,544
Hilton Worldwide Holdings  22,307 5,142
Las Vegas Sands  85,878 4,323
Marriott International, Class A  21,474 5,339
McDonald's  74,984 22,833
Norwegian Cruise Line Holdings (1) 73,297 1,503
Royal Caribbean Cruises  30,859 5,473
Starbucks  37,534 3,659
Wingstop  6,118 2,546
Wynn Resorts  27,773 2,663
78,376
Household Durables  0.2%
NVR (1) 883 8,664
8,664
Specialty Retail  2.3%
AutoZone (1) 3,990 12,569
Bath & Body Works  20,693 660
Burlington Stores (1) 11,468 3,022
Home Depot  82,930 33,603
Lowe's  33,756 9,143
O'Reilly Automotive (1) 7,435 8,562
Ross Stores  41,703 6,277
TJX  102,045 11,994
Ulta Beauty (1) 3,263 1,270
87,100
Textiles, Apparel & Luxury Goods  0.2%
Lululemon Athletica (1) 12,951 3,514
NIKE, Class B  27,567 2,437
5,951
Total Consumer Discretionary 347,934
CONSUMER STAPLES  6.1%
Beverages  1.8%
Coca-Cola  358,267 25,745
Constellation Brands, Class A  13,874 3,575
Keurig Dr Pepper  313,140 11,736
Molson Coors Beverage, Class B  60,529 3,482
Monster Beverage (1) 40,746 2,126

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PepsiCo  141,647 24,087
70,751
Consumer Staples Distribution & Retail  1.7%
Costco Wholesale  27,998 24,821
Dollar General  36,400 3,078
Sysco  18,764 1,465
Target  34,207 5,331
Walmart  377,238 30,462
65,157
Food Products  0.3%
Campbell Soup  12,034 588
General Mills  17,236 1,273
Ingredion  16,446 2,260
Mondelez International, Class A  63,551 4,682
Tyson Foods, Class A  18,046 1,075
9,878
Household Products  1.4%
Clorox  7,750 1,262
Colgate-Palmolive  126,208 13,102
Kimberly-Clark  50,760 7,222
Procter & Gamble  194,047 33,609
55,195
Personal Care Products  0.3%
Estee Lauder, Class A  13,600 1,356
Kenvue  412,097 9,532
10,888
Tobacco  0.6%
Altria Group  35,410 1,807
Philip Morris International  178,507 21,671
23,478
Total Consumer Staples 235,347
ENERGY  3.1%
Energy Equipment & Services  0.2%
Halliburton  88,983 2,585
Schlumberger  136,735 5,736
8,321
Oil, Gas & Consumable Fuels  2.9%
Chesapeake Energy  11,895 978
Chevron  98,383 14,489
ConocoPhillips  155,212 16,341

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Devon Energy  34,870 1,364
Diamondback Energy  48,736 8,402
EOG Resources  75,468 9,277
EQT  52,280 1,916
Exxon Mobil  298,227 34,958
Hess  8,211 1,115
Kinder Morgan  321,229 7,096
Marathon Petroleum  43,701 7,119
Phillips 66  13,656 1,795
Suncor Energy  34,284 1,266
Targa Resources  14,499 2,146
Valero Energy  15,335 2,071
Williams  48,058 2,194
112,527
Total Energy 120,848
FINANCIALS  12.9%
Banks  2.6%
Bank of America  483,218 19,174
Citigroup  211,073 13,213
Fifth Third Bancorp  95,882 4,108
Huntington Bancshares  271,757 3,995
JPMorgan Chase  173,302 36,542
KeyCorp  109,833 1,840
PNC Financial Services Group  12,651 2,338
Popular  12,037 1,207
Truist Financial  23,161 991
U.S. Bancorp  67,207 3,073
Wells Fargo  200,935 11,351
Western Alliance Bancorp  20,426 1,767
99,599
Capital Markets  2.7%
Ares Management, Class A  22,781 3,550
Bank of New York Mellon  122,836 8,827
BlackRock  8,643 8,207
Blackstone  15,304 2,343
Cboe Global Markets  55,350 11,339
Charles Schwab  170,014 11,019
CME Group  20,711 4,570
FactSet Research Systems  2,753 1,266
Goldman Sachs Group  18,564 9,191
Intercontinental Exchange  45,751 7,349
KKR  42,018 5,487

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LPL Financial Holdings  6,523 1,517
Moody's  8,500 4,034
Morgan Stanley  74,766 7,794
MSCI  1,849 1,078
S&P Global  20,831 10,762
TPG  23,875 1,374
Tradeweb Markets, Class A  32,939 4,074
103,781
Consumer Finance  0.4%
American Express  41,946 11,376
Discover Financial Services  30,178 4,233
15,609
Financial Services  4.2%
Apollo Global Management  20,392 2,547
Berkshire Hathaway, Class B (1) 89,311 41,106
Corebridge Financial  215,332 6,279
Corpay (1) 29,680 9,283
Equitable Holdings  59,379 2,496
Fiserv (1) 81,907 14,715
Global Payments  55,843 5,719
Mastercard, Class A  67,337 33,251
Visa, Class A  150,329 41,333
Voya Financial  68,779 5,449
162,178
Insurance  2.9%
Allstate  49,254 9,341
American Financial Group  30,532 4,110
American International Group  115,504 8,458
Arthur J Gallagher  3,573 1,005
Axis Capital Holdings  20,573 1,638
Chubb  85,051 24,528
Hartford Financial Services Group  111,984 13,171
Marsh & McLennan  59,401 13,252
MetLife  99,180 8,180
Progressive  35,707 9,061
RenaissanceRe Holdings  33,984 9,257
Travelers  38,279 8,962
110,963

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  89,441 1,795
1,795
Total Financials 493,925
HEALTH CARE  11.6%
Biotechnology  1.8%
AbbVie  126,185 24,919
Amgen  43,351 13,968
BeiGene, ADR (1) 7,834 1,759
Biogen (1) 15,364 2,978
Gilead Sciences  100,891 8,459
Regeneron Pharmaceuticals (1) 11,334 11,915
Vertex Pharmaceuticals (1) 12,336 5,737
69,735
Health Care Equipment & Supplies  2.1%
Abbott Laboratories  54,497 6,213
Becton Dickinson & Company  61,811 14,903
Boston Scientific (1) 78,876 6,610
Dexcom (1) 48,673 3,263
Edwards Lifesciences (1) 25,384 1,675
Hologic (1) 90,191 7,347
IDEXX Laboratories (1) 3,263 1,648
Intuitive Surgical (1) 29,434 14,460
Medtronic  79,629 7,169
Stryker  33,382 12,060
Zimmer Biomet Holdings  58,081 6,270
81,618
Health Care Providers & Services  2.7%
Cencora  35,281 7,941
Cigna Group  39,321 13,622
CVS Health  20,503 1,289
Elevance Health  28,809 14,981
HCA Healthcare  1,593 647
Humana  7,620 2,414
McKesson  24,500 12,113
Molina Healthcare (1) 10,009 3,449
Quest Diagnostics  15,766 2,448
Tenet Healthcare (1) 28,986 4,817
UnitedHealth Group  70,312 41,110
104,831

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  1.3%
Agilent Technologies  12,595 1,870
Danaher  51,948 14,443
ICON (1) 9,256 2,659
IQVIA Holdings (1) 4,298 1,019
Mettler-Toledo International (1) 3,503 5,253
Repligen (1) 18,771 2,794
Thermo Fisher Scientific  32,818 20,300
48,338
Pharmaceuticals  3.7%
AstraZeneca, ADR  17,198 1,340
Bristol-Myers Squibb  128,872 6,668
Eli Lilly  71,313 63,179
Johnson & Johnson  166,250 26,943
Merck  224,833 25,532
Novo Nordisk, ADR  45,590 5,428
Pfizer  252,843 7,317
Sanofi, ADR  24,380 1,405
Viatris  32,135 373
Zoetis  16,734 3,270
141,455
Total Health Care 445,977
INDUSTRIALS & BUSINESS SERVICES  7.7%
Aerospace & Defense  1.9%
Boeing (1) 48,448 7,366
General Dynamics  13,729 4,149
General Electric  92,633 17,469
Howmet Aerospace  45,649 4,576
L3Harris Technologies  22,827 5,430
Lockheed Martin  10,709 6,260
Northrop Grumman  27,226 14,377
RTX  52,421 6,352
TransDigm Group  4,072 5,811
71,790
Air Freight & Logistics  0.1%
FedEx  16,898 4,625
4,625
Building Products  0.4%
Carrier Global  78,240 6,297
Johnson Controls International  38,936 3,022

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  11,308 4,396
13,715
Commercial Services & Supplies  0.8%
Cintas  21,481 4,422
Copart (1) 67,568 3,541
Republic Services  32,243 6,476
Waste Connections  58,772 10,510
Waste Management  34,655 7,194
32,143
Electrical Equipment  0.6%
AMETEK  4,079 700
Emerson Electric  21,190 2,318
GE Vernova (1) 30,755 7,842
Hubbell  10,504 4,499
Rockwell Automation  22,575 6,061
Sensata Technologies Holding  14,888 534
Vertiv Holdings, Class A  17,031 1,694
23,648
Ground Transportation  1.3%
Canadian National Railway  4,883 572
CSX  409,308 14,133
JB Hunt Transport Services  895 154
Norfolk Southern  26,349 6,548
Old Dominion Freight Line  43,591 8,659
Saia (1) 12,013 5,253
Uber Technologies (1) 181,626 13,651
48,970
Industrial Conglomerates  0.8%
Honeywell International  68,560 14,172
Roper Technologies  29,697 16,525
30,697
Machinery  1.2%
Caterpillar  10,981 4,295
Cummins  28,287 9,159
Deere  17,910 7,475
Dover  31,700 6,078
Esab  13,191 1,402
Fortive  33,243 2,624
IDEX  10,476 2,247
Ingersoll Rand  36,268 3,560
Stanley Black & Decker  93,328 10,278

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xylem  4,185 565
47,683
Passenger Airlines  0.1%
Delta Air Lines  37,427 1,901
United Airlines Holdings (1) 26,478 1,511
3,412
Professional Services  0.4%
Booz Allen Hamilton Holding  6,226 1,013
Equifax  9,048 2,659
Leidos Holdings  18,161 2,960
SS&C Technologies Holdings  40,636 3,016
Verisk Analytics  25,459 6,822
16,470
Trading Companies & Distributors  0.1%
SiteOne Landscape Supply (1) 14,977 2,260
2,260
Total Industrials & Business Services 295,413
INFORMATION TECHNOLOGY  27.9%
Communications Equipment  0.6%
Arista Networks (1) 9,815 3,767
Cisco Systems  252,536 13,440
Motorola Solutions  16,377 7,364
24,571
Electronic Equipment, Instruments & Components  0.9%
Amphenol, Class A  114,181 7,440
Keysight Technologies (1) 46,465 7,385
TE Connectivity  75,327 11,374
Teledyne Technologies (1) 11,444 5,008
Zebra Technologies, Class A (1) 13,408 4,965
36,172
IT Services  1.7%
Accenture, Class A  73,236 25,887
Akamai Technologies (1) 30,975 3,127
Amdocs  32,944 2,882
Cognizant Technology Solutions, Class A  79,972 6,172
Gartner (1) 2,549 1,292
GoDaddy, Class A (1) 40,158 6,296
International Business Machines  75,601 16,714
Shopify, Class A (1) 19,273 1,545

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VeriSign (1) 15,864 3,013
66,928
Semiconductors & Semiconductor Equipment  8.9%
Advanced Micro Devices (1) 112,696 18,491
Analog Devices  44,771 10,305
Broadcom  323,715 55,841
Entegris  30,730 3,458
KLA  17,308 13,404
Marvell Technology  72,297 5,214
Monolithic Power Systems  4,850 4,484
NVIDIA  1,565,106 190,066
ON Semiconductor (1) 19,177 1,392
QUALCOMM  101,018 17,178
Texas Instruments  94,165 19,452
339,285
Software  9.4%
Adobe (1) 29,199 15,119
Autodesk (1) 21,754 5,993
Cadence Design Systems (1) 22,867 6,198
Check Point Software Technologies (1) 15,664 3,020
Crowdstrike Holdings, Class A (1) 11,627 3,261
Descartes Systems Group (1) 17,775 1,830
Dynatrace (1) 42,923 2,295
Fair Isaac (1) 2,065 4,013
Fortinet (1) 172,726 13,395
Gen Digital  316,867 8,692
Intuit  18,318 11,376
Microsoft  513,479 220,950
Oracle  111,216 18,951
Palo Alto Networks (1) 9,056 3,095
Salesforce  102,109 27,948
ServiceNow (1) 5,639 5,044
Synopsys (1) 11,227 5,685
Workday, Class A (1) 10,316 2,521
Zscaler (1) 7,648 1,307
360,693
Technology Hardware, Storage & Peripherals  6.4%
Apple  1,004,940 234,151
NetApp  32,124 3,968
Pure Storage, Class A (1) 29,544 1,484

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western Digital (1) 55,245 3,773
243,376
Total Information Technology 1,071,025
MATERIALS  1.8%
Chemicals  1.0%
CF Industries Holdings  41,846 3,590
Linde  45,376 21,638
Mosaic  71,675 1,920
RPM International  30,860 3,734
Sherwin-Williams  18,171 6,935
37,817
Construction Materials  0.1%
Vulcan Materials  14,929 3,739
3,739
Containers & Packaging  0.3%
Ball  55,156 3,746
International Paper  34,953 1,707
Packaging Corp. of America  32,276 6,952
12,405
Metals & Mining  0.3%
Agnico Eagle Mines  24,381 1,964
Franco-Nevada  11,920 1,481
Freeport-McMoRan  116,641 5,823
Steel Dynamics  31,392 3,958
13,226
Paper & Forest Products  0.1%
West Fraser Timber  38,089 3,708
3,708
Total Materials 70,895
REAL ESTATE  1.8%
Health Care Real Estate Investment Trusts  0.2%
Welltower, REIT  48,082 6,156
6,156
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  68,442 8,643
Rexford Industrial Realty, REIT  94,950 4,777
13,420
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 15,237 1,897

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CoStar Group (1) 17,904 1,350
3,247
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  37,125 1,425
AvalonBay Communities, REIT  8,910 2,007
Camden Property Trust, REIT  5,403 668
Essex Property Trust, REIT  13,372 3,950
Sun Communities, REIT  16,619 2,246
10,296
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  69,161 1,606
Regency Centers, REIT  18,352 1,326
Simon Property Group, REIT  8,835 1,493
4,425
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  44,463 10,340
Crown Castle, REIT  3,927 466
CubeSmart, REIT  29,355 1,580
Equinix, REIT  9,013 8,000
Public Storage, REIT  15,512 5,645
SBA Communications, REIT  2,448 589
Weyerhaeuser, REIT  26,573 900
27,520
Total Real Estate 65,064
UTILITIES  2.9%
Electric Utilities  2.1%
Constellation Energy  32,280 8,393
Duke Energy  50,324 5,802
Entergy  26,411 3,476
Evergy  80,475 4,990
Exelon  60,591 2,457
FirstEnergy  51,448 2,282
NextEra Energy  184,749 15,617
OGE Energy  80,145 3,288
PG&E  506,343 10,010
PPL  22,450 743
Southern  114,844 10,357
Xcel Energy  205,979 13,450
80,865

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.1%
Atmos Energy  34,149 4,737
4,737
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  20,529 2,433
2,433
Multi-Utilities  0.6%
Ameren  126,243 11,041
CenterPoint Energy  44,172 1,300
CMS Energy  34,836 2,460
Consolidated Edison  22,932 2,388
Dominion Energy  27,546 1,592
Sempra  17,750 1,484
WEC Energy Group  7,755 746
21,011
Total Utilities 109,046
Total Common Stocks (Cost $2,776,829) 3,550,238
SHORT-TERM INVESTMENTS  7.3%
Money Market Funds  6.5%
T. Rowe Price Treasury Reserve Fund, 4.94% (2)(3) 249,973,592 249,974
249,974
U.S. Treasury Obligations  0.8%
U.S. Treasury Bills, 4.636%, 12/12/24 (4) 700,000 694
U.S. Treasury Bills, 4.688%, 3/13/25 (4) 32,000,000 31,376
32,070
Total Short-Term Investments (Cost $282,004) 282,044

T. ROWE PRICE Hedged Equity Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
S&P 500 Index,
Put, 12/20/24 @
$5,200.00 (1) 686 395,306 2,823
Total Options Purchased (Cost $4,004) 2,823
Total Investments in Securities  100.0%
(Cost $3,062,837) $ 3,835,105
Other Assets Less Liabilities 0.0% 150
Net Assets 100.0% $ 3,835,255
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,510 S&P 500 E-Mini Index contracts 12/24 (438,976) $ (8,541)
Long, 4,161 U.S. Treasury Notes ten year
contracts 12/24 475,524 804
Net payments (receipts) of variation margin to date 4,127
Variation margin receivable (payable) on open futures contracts $ (3,610)

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ — ++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 9,346
Totals $ — # $ — $ 9,346 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ — ¤ ¤ $ —
T. Rowe Price Treasury
Reserve Fund, 4.94% 226,763 ¤ ¤ 249,974
Total $ 249,974 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,346 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $249,974.

T. ROWE PRICE Hedged Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Hedged Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Hedged Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Hedged Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Hedged Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,550,238 $ — $ — $ 3,550,238
Short-Term Investments 249,974 32,070 — 282,044
Options Purchased — 2,823 — 2,823
Total Securities 3,800,212 34,893 — 3,835,105
Futures Contracts* 804 — — 804
Total $ 3,801,016 $ 34,893 $ — $ 3,835,909
Liabilities
Futures Contracts* $ 8,541 $ — $ — $ 8,541
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1544-054Q3 09/24